Item 1. Proxy Voting Record.

FORM N-PX

ICA File Number:	811-23319

Registrant Name:	Carlyle Tactical Private Credit Fund

Reporting Period:	07/01/2023 – 06/30/2024

Issuer: SINCH AB Meeting Date: 5/16/2024 Ticker: CLCMF CUSIP/Security ID: W835AF448
Proposal No.	Proposal	Proposed By	Mgmt. Recommendation	Vote Cast
2.1	Appointment of Erik Fröberg, or, in his absence, the person designated by the nomination committee as chairman of the meeting	Management	For	Abstain
3.1	Election of Jonas Fredriksson, who represents Neqst D2 AB or, in his absence, the person designated by the board of directors	Management	For	Abstain
4	Preparation and approval of the voting list	Management	For	Abstain
5	Approval of the agenda	Management	For	Abstain
6	Determination that the meeting has been duly convened	Management	For	Abstain
8(a)	Resolution on adoption of the profit and loss statement and the balance sheet as well as the consolidated profit and loss statement and consolidated balance sheet	Management	For	Abstain
8(b)	Resolution on appropriation of the Company’s profit or loss according to the adopted balance sheet	Management	For	Abstain
8(c)	Resolution on discharge from liability towards the Company of the members of the board of directors and the CEO (including the deputy CEO):	Management	-	-
8(c)(i)	Erik Fröberg (chairman of the board)	Management	For	Abstain
8(c)(ii)	Björn Zethraeus (board member)	Management	For	Abstain
8(c)(iii)	Bridget Cosgrave (board member)	Management	For	Abstain
8(c)(iv)	Hudson Smith (board member)	Management	For	Abstain
8(c)(v)	Johan Stuart (board member)	Management	For	Abstain
8(c)(vi)	Renée Robinson Strömberg (board member)	Management	For	Abstain
8(c)(vii)	Laurinda Y. Pang (CEO)	Management	For	Abstain
8(c)(viii)	Robert Gerstmann (deputy CEO)	Management	For	Abstain
8(c)(ix)	Johan Hedberg (former CEO)	Management	For	Abstain
8(c)(x)		Management	For	Abstain
9	Resolution on the number of members of the board of directors and deputy members as well as auditors and deputy auditors	Management	For	Abstain

10	Resolution on remuneration to the board of directors and the auditors	Management	For	Abstain
11	Election of members of the board of directors, chairman of the board of directors and auditors:	Management	-	-
11.i	Erik Fröberg (Chairman, re-election)	Management	For	Abstain
11.ii	Renée Robinson Strömberg (re-election)	Management	For	Abstain
11.iii	Johan Stuart (re-election)	Management	For	Abstain
11.iv	Björn Zethraeus (re-election)	Management	For	Abstain
11.v	Lena Almefelt (election)	Management	For	Abstain
11.vi	Mattias Stenberg (election)	Management	For	Abstain
11.vii	Deloitte AB (re-election)	Management	For	Abstain
12	Resolution on guidelines for compensation to senior executives	Management	For	Abstain
13	Resolution on approval of the remuneration report	Management	For	Abstain
14	Resolution on authorization for the board of directors to resolve on new issues of shares	Management	For	Abstain
15
Resolution on implementation of a long-term incentive program 2024 (LTI 2024), issue and transfer of warrants to participants in LTI 2024 and issue of warrants to secure delivery of shares upon exercise of employee stock options granted under LTI 2024
		Management	For	Abstain